FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENT (Details 2) (USD $)	Sep. 30, 2012	Sep. 30, 2011
Significant other observable inputs (Level 2)
Supplemental fair value information about fixed-rate debt
Carrying value of long-term fixed-rate debt	$ 235,000	$ 350,000
Fair value of long-term fixed-rate debt	252,700	376,900
Recurring basis | Total measure at Fair Value
Assets
Cash and cash equivalents	96,095,000
Investments	433,579,000
Other current assets	36,608,000
Other assets	2,000,000
Total assets measured at fair value	568,282,000
Recurring basis | Quoted prices in active markets for identical assets (Level 1)
Assets
Cash and cash equivalents	96,095,000
Investments	433,579,000
Other current assets	36,358,000
Other assets	2,000,000
Total assets measured at fair value	568,032,000
Recurring basis | Significant other observable inputs (Level 2)
Assets
Other current assets	250,000
Total assets measured at fair value	$ 250,000